Property, Plant and Equipment (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Cost
Balance	₪ 16,851		₪ 15,751
Additions	1,275		1,188
Disposals	(27)		(88)
Transfer to Investment property	(22)
Balance	18,077		16,851
Depreciation and impairment losses
Balance	9,911		8,679
Depreciation for the year	1,277		1,232
Loss from impairment of assets	576
Balance	11,764		9,911
Carrying amounts
Property, plant and equipment	6,313	[1]	6,940
Land and buildings [Member]
Cost
Balance	1,004		1,051
Additions	22		34
Disposals	(2)		(81)
Transfer to Investment property	(22)
Balance	1,002		1,004
Depreciation and impairment losses
Balance	455		402
Depreciation for the year	73		53
Loss from impairment of assets	22
Balance	550		455
Carrying amounts
Property, plant and equipment	452		549	₪ 649
Switching Transmission, power, Cellular, And satellite equipment [Member]
Cost
Balance	5,865		5,457
Additions	396		408
Disposals
Transfer to Investment property
Balance	6,261		5,865
Depreciation and impairment losses
Balance	3,953		3,472
Depreciation for the year	481		481
Loss from impairment of assets
Balance	4,434		3,953
Carrying amounts
Property, plant and equipment	1,827		1,912	1,985
Network equipment [member]
Cost
Balance	5,968		5,740
Additions	213		228
Disposals
Transfer to Investment property
Balance	6,181		5,968
Depreciation and impairment losses
Balance	2,940		2,736
Depreciation for the year	210		204
Loss from impairment of assets
Balance	3,150		2,940
Carrying amounts
Property, plant and equipment	3,031		3,028	3,004
Multi-channel equipment and infrastructure [Member]
Cost
Balance	1,200		1,036
Additions	247		165
Disposals	(1)		(1)
Transfer to Investment property
Balance	1,446		1,200
Depreciation and impairment losses
Balance	591		369
Depreciation for the year	214		222
Loss from impairment of assets	526
Balance	1,331		591
Carrying amounts
Property, plant and equipment	115		609	667
Office equipment, computers and vehicles [Member]
Cost
Balance	1,738		1,464
Additions	311		278
Disposals	(15)		(4)
Transfer to Investment property
Balance	2,034		1,738
Depreciation and impairment losses
Balance	1,140		953
Depreciation for the year	215		187
Loss from impairment of assets
Balance	1,355		1,140
Carrying amounts
Property, plant and equipment	209		244	256
Subscriber equipment [Member]
Cost
Balance	1,076		1,003
Additions	86		75
Disposals	(9)		(2)
Transfer to Investment property
Balance	1,153		1,076
Depreciation and impairment losses
Balance	832		747
Depreciation for the year	84		85
Loss from impairment of assets	28
Balance	944		832
Carrying amounts
Property, plant and equipment	₪ 679		₪ 598	₪ 511

[1]	For information regarding early adoption of IFRS 16, Leases, see Note 2.I.1